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                       Securities and Exchange Commission
                              Washington, DC 20549
                        Rule 23c-2 Notice of Intention to
                                Redeem Securities

                                       of

                   Tortoise North American Energy Corporation
                             10801 Mastin Boulevard
                             Overland Park, KS 66210

                                    under the

                         Investment Company Act of 1940

                       Securities Act File No. 333-133469
                    Investment Company Act File No. 811-21700

(1)  Title  of the  class  of  securities  of  Tortoise  North  American  Energy
     Corporation (the "Company") to be redeemed:

          Money Market Cumulative Preferred Shares, Series I (CUSIP:  89147T202)
          (the "Series I MMP Shares").

(2)  Date on which the securities are to be called or redeemed:

          The Series I MMP Shares will be redeemed on December 26, 2008

(3)  Applicable  provisions  of the governing  instrument  pursuant to which the securities are to be redeemed:

          The  Series  I MMP  Shares  are to be  redeemed  pursuant  to  Section
          (3)(a)(i) of Part I of the Company's Articles  Supplementary  dated as of July 13, 2006.

(4)  The  principal  amount or number of  shares  and the basis  upon  which the securities to be redeemed are to be selected:

          The  Company  intends  to redeem all of the  outstanding  Series I MMP
          Shares,  representing an aggregate  liquidation  preference  amount of
          $2,775,000.

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                                    SIGNATURE

     Pursuant to the requirement of Rule 23c-2 under the Investment  Company Act of 1940,  the  Company  has duly  caused  this  Notice  of  Intention  to Redeem
Securities  to be signed on its  behalf  by the  undersigned  on this 3rd day of
December 2008.

                                       TORTOISE NORTH AMERICAN ENERGY
                                       CORPORATION

                                       By:  /s/ Terry C. Matlack
                                          --------------------------------------
                                       Name:  Terry C. Matlack
                                       Title:  Chief Financial Officer